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[Janus Letterhead]

July 8, 2008

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:  JANUS ADVISER SERIES (the "Registrant")
     1933 Act File No. 333-33978
     1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 46 and Amendment No. 47 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Trust is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of establishing a new series of the
Registrant: Janus Adviser Perkins Large Cap Value Fund (the "Fund") with the share classes noted below. The prospectuses and Statement of Additional Information included in Post-Effective Amendment No. 45, filed on June 20, 2008, are not affected by and therefore not included in this Amendment. The following Red Herring Prospectuses and Statement of Additional Information ("SAI") are included in this filing:

     -    Janus Adviser Perkins Large Cap Value Fund - Red Herring Prospectuses
          (3)

               -    Class A Shares and Class C Shares Prospectus

               -    Class I Shares Prospectus

               -    Class S Shares Prospectus

     -    Janus Adviser Perkins Large Cap Value Fund - Red Herring SAI (1)

               - Class A Shares, Class C Shares, Class I Shares, and Class S Shares SAI

The individual prospectuses and SAI comprising the Amendment are each marked against the corresponding Janus Adviser Value Funds prospectus for each class and the combined SAI dated November 28, 2007.

The Registrant respectfully requests selective review of only these revisions.

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As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective September 30, 2008 pursuant to paragraph (a)(2) of Rule 485.

Please call me at (303) 336-4045 with any questions or comments.

Sincerely,


/s/ Robin R. Nesbitt

Robin R. Nesbitt
Associate Counsel

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Cindy Antonson
     Donna Brungardt